Related-Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Related-Party Transactions
Related-Party Transactions
The Company had transactions with related parties as follows:

	Three Months Ended March 31,
	2015	2014
Revenue	$987	$1,822

Sanofi owns 100% of a subsidiary that is a customer of the Company's Services Business, which is presented in discontinued operations in the accompanying statements of operations (see Note 13). Both Sanofi and the subsidiary have an investment in the Company. The Company’s related-party revenue with the subsidiary composed 31% and 39% of total revenue included in discontinued operations for the three months ended March 31, 2015 and 2014, respectively.

Related-Party Transactions
The Company had transactions with related parties as follows:

	Years Ended December 31,
	2014	2013
Revenue	$7,288	$7,288
Selling, general and administrative expense	$500	$—

Research Services Agreement with a Related-Party
Sanofi owns 100% of a subsidiary, Merial, which is a customer of the Services Business, presented in discontinued operations in the accompanying statements of operations (Note 19). Both Sanofi and the subsidiary have an investment in the Company. The Company’s related-party revenue with Merial composed 41% and 43% of total revenue in discontinued operations for the years ended December 31, 2014 and 2013, respectively. This related-party revenue was recognized in connection with contract research and development services the Company provided to Merial on a fee-for-service basis under an agreement that expired on December 31, 2014. As described in Note 18, the Company entered into a new agreement with Merial in December 2014 under which the Services Business will provide contract research and screening services on a fee-for-service basis over a term of two years, ending on December 31, 2016.
Success Fee Paid to a Related Party
In 2013, Burrill Securities, an affiliate of Burrill Biotechnology Capital Fund, L.P., a holder of the Company’s capital stock, assisted the Company with the identification of certain strategic alternatives to an IPO. Pursuant to the related engagement letter, as amended, the Company was required to pay Burrill Securities a success fee if the Company consummated a strategic transaction or an IPO prior to November 17, 2014. In May 2014, in connection with the closing of the Company's IPO, it paid a $500 success fee to Burrill Securities and the fee was recognized as general and administrative expense in the accompanying statements of operations.